Cover			3 Months Ended
	Jul. 27, 2021	Apr. 28, 2021	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2021
Entity Registrant Name			TriCo Bancshares
Entity Incorporation, State or Country Code			CA
Entity File Number			0-10661
Entity Tax Identification Number			94-2792841
Entity Address, Address Line One			63 Constitution Drive
Entity Address, City or Town			Chico,
Entity Address, State or Province			CA
Entity Address, Postal Zip Code			95973
City Area Code			530
Local Phone Number			898-0300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security			Common Stock, no par value
Trading Symbol			TCBK
Security Exchange Name			NASDAQ
Entity Emerging Growth Company	false
Amendment Flag			false
Entity Central Index Key	0000356171